Commitments and Contingencies - Schedule of Future Minimum Payments for Operating Leases (Details)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 334,203
2020	344,229
2021	354,561
2022	271,854
Total	$ 1,304,847